Important Information Regarding
the Federated Hermes Funds

SUPPLEMENT TO CURRENT PROSPECTUSES
With respect to “Appendix B: Sales Charge Waivers and Exchange Features for Shareholders Purchasing Through Certain Financial Intermediaries” (“Appendix B”), the disclosures for Robert W. Barid & Co.,Inc., and Stifel, Nicolaus & Company, Incorporated are hereby deleted in their entirety and replaced with the below disclosure. Also, disclosure on behalf of Wells Fargo Advisors Financial Network, LLC is being added to Appendix B. No other changes apply to Appendix B, and, accordingly, the disclosures provided for other financial intermediaries listed on Appendix B remain unchanged.
Robert W. Baird & Co., Inc.
Effective April 1, 2026, shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Baird
■ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund;
■ Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird;
■ Shares purchased within 90 days following a redemption from a Federated Hermes fund: provided (1) the redemption and purchase occur within the purchaser’s Baird household; and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement);
■ A shareholder in the Fund’s Class C shares will have their share converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird;
■ Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Class A and C Shares Available at Baird
■ Shares sold due to death or disability of the shareholder;
■ Shares sold as part of a systematic withdrawal plan as described in the prospectus;
■ Shares bought due to returns of excess contributions from an IRA Account;
■ Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the Internal Revenue Code;
■ Shares sold to pay Baird fees but only if the transaction is initiated by Baird;
■ Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
■ Breakpoints as described in the prospectus;
■ Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Federated Hermes fund assets held by accounts within the purchaser’s household at Baird. Eligible Federated Hermes fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets;
■ Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Federated Hermes funds through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated
Effective April 1, 2026, shareholders purchasing or holding Federated Hermes shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of accumulation
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Federated Hermes shares held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds, not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
■ Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■ Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■ Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
■ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Federated Hermes fund family.
■ Shares purchased from the proceeds of redeemed shares of Federated Hermes so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■ Shares from rollovers into Stifel from retirement plans to IRAs.
■ Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■ Purchases of Class 529-A shares through a rollover from another 529 plan.
■ Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■ Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■ Charitable organizations and foundations, notably 501(c)(3) organizations.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■ Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■ Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■ Return of excess contributions from an IRA Account.
■ Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■ Shares acquired through a right of reinstatement.
■ Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■ Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
■ Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

Wells Fargo Advisors Financial Network, LLC
■ Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”).
■ Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the client’s responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the client for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
■ Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
■ Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:
■ Shares purchased through a rollover from another 529 plan.
■ Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.
Wells Fargo Advisors is not able to apply the NAV reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Clients wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information.
■ Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.
Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
■ Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
■ Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.
■ Gift of shares will not be considered when determining breakpoint discounts

The Federated Hermes Funds include all of the following registrants (including any of their portfolios and/or share classes):
FEDERATED HERMES ADVISER SERIES
Federated Hermes SDG Engagement Equity Fund
Federated Hermes International Equity Fund
Federated Hermes MDT Large Cap Value Fund
Federated Hermes MDT Market Neutral Fund
FEDERATED HERMES Adjustable rate securities trust
Federated Hermes Adjustable Rate Fund
FEDERATED HERMES EQUITY FUNDS
Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Kaufmann Fund
Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Kaufmann Small Cap Fund
Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes MDT Small Cap Value Fund
Federated Hermes Prudent Bear Fund
Federated Hermes Strategic Value Dividend Fund
FEDERATED HERMES STRATEGIC DIVIDEND GROWTH FUND, INC.
FEDERATED HERMES FIXED INCOME SECURITIES, INC.
Federated Hermes Strategic Income Fund
FEDERATED HERMES GLOBAL ALLOCATION FUND
FEDERATED HERMES SUSTAINABLE HIGH YIELD BOND FUND, INC.
FEDERATED HERMES HIGH YIELD TRUST
Federated Hermes Opportunistic High Yield Bond Fund
FEDERATED HERMES INCOME SECURITIES TRUST
Federated Hermes Capital Income Fund
Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Fund for U.S. Government Securities
Federated Hermes Inflation Protected Securities Fund
Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Short-Term Income Fund
FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Federated Hermes Short-Intermediate Municipal Fund
FEDERATED HERMES INTERMEDIATE MUNICIPAL TRUST
Federated Hermes Intermediate Municipal Fund

FEDERATED HERMES INDEX TRUST
Federated Hermes Max-Cap Index Fund
FEDERATED HERMES INSTITUTIONAL TRUST
Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Short-Intermediate Total Return Bond Fund
FEDERATED HERMES INVESTMENT SERIES FUNDS, INC.
Federated Hermes Corporate Bond Fund
FEDERATED HERMES MDT SERIES
Federated Hermes MDT All Cap Core Fund
Federated Hermes MDT Balanced Fund
Federated Hermes MDT Large Cap Growth Fund
Federated Hermes MDT Small Cap Core Fund
Federated Hermes MDT Small Cap Growth Fund
FEDERATED HERMES MUNICIPAL BOND FUND, INC.
FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST
Federated Hermes Municipal High Yield Advantage Fund
Federated Hermes Ohio Municipal Income Fund
Federated Hermes Pennsylvania Municipal Income Fund
FEDERATED HERMES TOTAL RETURN SERIES, INC.
Federated Hermes Total Return Bond Fund
FEDERATED HERMES WORLD INVESTMENT SERIES, INC.
Federated Hermes Emerging Market Debt Fund
Federated Hermes International Leaders Fund
Federated Hermes International Small-Mid Company Fund
March 23, 2026

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457202 (3/26)
© 2026 Federated Hermes, Inc.